Basis of Presentation and General Information, detail (Details) - Charter Revenues	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Minimum
Concentration Risk [Line Items]
Charterer percentage in total revenue	10.00%	10.00%	10.00%
Oldendorff Gmbh and Co. KG
Concentration Risk [Line Items]
Charterer percentage in total revenue	0.00%	12.67%	0.00%
Global Chartering Ltd
Concentration Risk [Line Items]
Charterer percentage in total revenue	12.49%	10.79%	0.00%
Glencore Grain B.V.
Concentration Risk [Line Items]
Charterer percentage in total revenue	10.05%	0.00%	0.00%